SHARE-BASED PAYMENTS - Summary of share-based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SHARE-BASED PAYMENTS
Share-based compensation expense	¥ 446,909	$ 63,907	¥ 214,441	¥ 181,645
Cost of revenues
SHARE-BASED PAYMENTS
Share-based compensation expense	38,275	5,472	16,868	9,756
Selling and marketing expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	95,997	13,728	45,572	6,977
General and administrative expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	255,261	36,502	101,106	114,766
Research and development expenses
SHARE-BASED PAYMENTS
Share-based compensation expense	¥ 57,376	$ 8,205	¥ 50,895	¥ 50,146